Loans and Allowance for Loan Losses - Schedule of Troubled Debt Restructurings on Financing Receivables (Details) - Commercial loans contract in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract	2
Pre- Modification Outstanding Recorded Investment	$ 83
Post-Modification Outstanding Recorded Investment	83
Interest Only	0
Term	83
Combination	0
Total Modification	$ 83